Financial Information of Parent Company Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Cost of revenues	$ (308,349)	$ (251,540)	$ (181,121)
Operating expenses:
General and administrative expenses	(85,211)	(63,279)	(50,768)
Selling and marketing expenses	(34,116)	(32,855)	(27,685)
Research and development expenses	(7,737)	(4,951)	(3,684)
Total operating expenses	(127,064)	(101,085)	(82,137)
Income (loss) from operations	5,674	28,280	17,354
Interest income	812	775	1,118
Interest expense	(8,974)	(1,966)	(1,424)
Changes in fair value of convertible notes derivatives			2,832
Net income (loss) attributable to iSoftStone Holdings Limited	(3,657)	22,109	18,845
Parent Company
Condensed Financial Statements, Captions [Line Items]
Cost of revenues	(494)	(509)	(307)
Operating expenses:
General and administrative expenses	(17,842)	(11,491)	(9,263)
Selling and marketing expenses	(1,350)	(1,442)	(1,225)
Research and development expenses	(121)	(198)	(188)
Total operating expenses	(19,313)	(13,131)	(10,676)
Other operating income	201	1,068	193
Income (loss) from operations	(19,606)	(12,572)	(10,790)
Interest income	19	175	430
Interest expense			(654)
Changes in fair value of convertible notes derivatives			2,832
Net loss before income from subsidiaries and VIE	(19,587)	(12,397)	(8,182)
Income from subsidiaries and VIE	15,930	34,506	27,027
Net income (loss) attributable to iSoftStone Holdings Limited	$ (3,657)	$ 22,109	$ 18,845